Interest in joint venture - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 376,778	$ 371,884	$ 376,778	$ 371,884	$ 466,544	$ 439,195
Intangible assets	14,575	12,010	14,575	12,010	13,582
Total liabilities	405,117		405,117		451,884
Operating expense	86,702	74,242	173,564	144,907
Net loss	(64,374)	(72,569)	(81,035)	(124,096)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	28,450		28,450		39,318
Prepaid and other current assets	372		372		15
Intangible assets	48,039		48,039		48,040
Total liabilities	2,208		2,208		2,828
Net assets	74,653		74,653		$ 84,545
Operating expense	4,576	2,493	9,367	3,655
Net loss	$ 3,914	$ 2,387	$ 8,663	$ 3,461